Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2014	2015
	RMB	RMB
Electronic equipment	1,372,896	3,089,415
Office equipment	33,190	202,422
Vehicles	530,731	843,922
Logistic and warehouse equipment	598,831	1,105,245
Leasehold improvement	136,522	306,352
Software	100,215	149,590
Building and building improvement	661,365	2,526,948

Total	3,433,750	8,223,894
Less: Accumulated depreciation	(1,025,312)	(1,990,788)

Net book value	2,408,438	6,233,106